Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

SPT Real Estate Capital, LLC (the “Company”) Wells Fargo Securities, LLC

Citigroup Global Markets Inc. Morgan Stanley & Co. LLC Barclays Capital Inc.

Capital One Securities, Inc. Deutsche Bank Securities Inc.

J.P. Morgan Securities LLC SG Americas Securities, LLC

(together, the “Specified Parties”)

Re: STWD 2021-FL2, Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “STWD 2021-FL2 – Accounting Tape.xlsx” provided to us on April 12, 2021 (the “Data File”) containing information on 24 collateral interests

(the “Collateral Interests”) and the related 97 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral for the issuance of the STWD 2021-FL2, Ltd. Notes and Preferred Shares (the “Securities”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Cut-off Date” means the payment date in April 2021, as provided by the Company.
•	The term “Compared Attributes” means the list of attributes in the Data File which were selected by the Company for us to perform procedures upon and are listed in the Attributes column of Attachment A.

•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of attributes in the Data File which were selected by the Company for us to perform recomputation procedures upon and are listed in the Attributes column of Attachment B.
•	The term “Calculation Methodology” means the calculation methodology listed in the Calculation Methodology column of Attachment B for each of the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate of 0.200% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on the Collateral Interests and related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, material thresholds, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, material thresholds, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, material thresholds or information provided to us by the Company, (ii) the physical existence of the Collateral Interests and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

2

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
April 12, 2021

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
Property County	Appraisal
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Property Type	Appraisal
Specific Property Type	Appraisal
No of Units	Certified Rent Roll/Underwritten Rent Roll/STR Report/Appraisal
Unit of Measure	Certified Rent Roll/Underwritten Rent Roll/STR Report/Appraisal
Occupancy %	Certified Rent Roll/Underwritten Rent Roll/STR Report
Occupancy Source Date	Certified Rent Roll/Underwritten Rent Roll/STR Report
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement/Sale Purchase Agreement
Assumed Loan (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Borrower Name	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Principals (Individuals)	Loan Agreement/Promissory Note/Guaranty Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Organization Chart
Related Borrower (Y/N)	Loan Agreement/Promissory Note/Guaranty Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Note Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan
A-1

Attribute	Source Document
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
First Payment Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Commitment Original Balance ($)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Initial Funded Amount ($)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Future Funding Trigger / Requirements	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Loan Current Commitment Balance	Servicing Schedule provided by the Company
Loan Cut-off Date Balance ($)	Servicing Schedule provided by the Company
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Junior Participation Current Commitment Balance	Provided by the Company
Junior Participation Cut-off Date Balance	Provided by the Company
Junior Participation Future Funding Cut-off Date Balance	Provided by the Company
Junior Participation Balloon Balance ($)	Provided by the Company
Initial Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Extension Options	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Extension Options Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
A-2

Attribute	Source Document
1st Extension Option Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
First Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
First Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
First Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
2nd Extension Option Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Second Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Second Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Second Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
3rd Extension Option Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Third Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Third Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan
A-3

Attribute	Source Document
Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Third Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
4th Extension Option Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fourth Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fourth Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fourth Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
5th Extension Option Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fifth Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fifth Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fifth Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Exit Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
A-4

Attribute	Source Document
Exit Fee Balance	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Fully Extended Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Rate Type	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Index for Floating Rate	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Fully Funded Loan Margin %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Collateral Interest Margin %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Junior Participation Margin	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Rounding Factor	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Rounding Direction	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Lookback Period	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan
A-5

Attribute	Source Document
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Junior Participation Rate Floor	Provided by the Company
Junior Participation Rate Cap	Provided by the Company
LIBOR Cap Provider	Rate Cap Agreement/Rate Cap Confirmation
LIBOR Cap Provider Rating (SP/Moody)	Bloomberg Screenshot
LIBOR Cap Termination Date	Rate Cap Agreement/Rate Cap Confirmation
LIBOR Cap Notional Amount	Rate Cap Agreement/Rate Cap Confirmation
LIBOR Floor %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
LIBOR Cap Strike Price %	Rate Cap Agreement/Rate Cap Confirmation/Loan Agreement/Mezzanine Loan Agreement
Fully Funded Junior Participation Rate %	Provided by the Company
B Note / Mezz Loan %	Loan Agreement/Subordinate Debt Loan Agreement/Mezzanine Debt Loan Agreement/Subordinate Promissory Note/Mezzanine Promissory Note
Interest Accrual Basis	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Interest Rate Change	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Interest Rate Change Amount	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Interest Rate Change Trigger	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Grace Period Default (Days)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan
A-6

Attribute	Source Document
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Grace Period Late (Days)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Grace Period Balloon (Days)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Original Prepayment Provision	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Remaining Prepayment Provision	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Original Yield Maintenance or Minimum Interest Term	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Rate for Prepayment Protection	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Type During Initial Term	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Type During Extensions	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
A-7

Attribute	Source Document
Amortization Type	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
IO Number of Months	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
IO Number of Months through Fully Extended Loan Term	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Style	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amort Number of Months	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Rate	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Rate Mechanics	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Basis	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Origination Date Appraisal Date	Appraisal
Origination Date Appraised Value	Appraisal
Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
Stabilized Appraised Value	Appraisal
Appraisal Anticipated Stabilization Date	Appraisal
A-8

Attribute	Source Document
USPAP Appraisal (Y/N)	Appraisal
FIRREA Appraisal (Y/N)	Appraisal
Third Most Recent As Of Date	Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Underwritten Cash Flow Statement
Second Most Recent As Of Date	Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Underwritten Cash Flow Statement
Most Recent As Of Date	Underwritten Cash Flow Statement
Most Recent Actual Revenues	Underwritten Cash Flow Statement
Most Recent Actual Expenses	Underwritten Cash Flow Statement
Most Recent Actual NOI	Underwritten Cash Flow Statement
Most Recent Actual NCF	Underwritten Cash Flow Statement
Underwritten Occupancy %	Underwritten Cash Flow Statement
Underwritten Revenues	Underwritten Cash Flow Statement
Underwritten Expenses	Underwritten Cash Flow Statement
Underwritten NOI	Underwritten Cash Flow Statement
Underwritten Reserves	Underwritten Cash Flow Statement
Underwritten NCF	Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Underwritten Cash Flow Statement
A-9

Attribute	Source Document
Underwritten Stabilized Reserves	Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement/Loan Agreement
Recourse Provisions	Guaranty Agreement/Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement/Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease/Estoppel
Ground Lease Initial Expiration Date	Ground Lease/Estoppel
Ground Lease Extension (Y/N)	Ground Lease/Estoppel
# of Ground Lease Extension Options	Ground Lease/Estoppel
Ground Lease Expiration Date with Extension	Ground Lease/Estoppel
Type of Lockbox	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Cash Management (Springing/In-place)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Cash Management Agreement/Tenant Direction Letter
Lockbox Trigger Event	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Cash Management Agreement
A-10

Attribute	Source Document
Upfront Engineering/Deferred Maintenance Escrow	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Upfront Environmental Escrow	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Environmental Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Upfront Tax Escrow	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Tax Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Tax Escrow (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Tax Escrow Cap	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Springing Tax Escrow Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Upfront Insurance Escrow	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Insurance Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Insurance Escrow (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended
A-11

Attribute	Source Document
Loan Agreement/Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Insurance Cap	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Springing Insurance Escrow Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Upfront Replacement Reserve	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Replacement Reserve (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Replacement Reserve (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Replacement Reserve Cap	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Springing Replacement Reserve Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Upfront TI/LC Reserve	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
TI/LC Reserve (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Monthly TI/LC Reserve ($)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
TI/LC Reserve Cap ($)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan
A-12

Attribute	Source Document
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Upfront Other Reserve 1 ($)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Cut-off Other Reserve 1 ($)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Other Escrow 1 (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Other Escrow 1 Cap	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Upfront Other Reserve 2 ($)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Cut-off Other Reserve 2 ($)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Other Escrow 2 (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Other Escrow 2 Cap	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan
A-13

Attribute	Source Document
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Environmental Report
Environmental Report Date (Phase II)	Environmental Report
Environmental Insurance (Y/N)	Insurance Binder
Seismic Report Date	Seismic Report/Engineering Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
Property Manager	Management Agreement/Loan Agreement
TIC (Y/N)	Loan Agreement/TIC Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Max Number of TICs	Loan Agreement/TIC Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Independent Director (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Non Consolidation Opinion
DST (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
IDOT (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant SqFt	Underwritten Rent Roll Statement
A-14

Attribute	Source Document
Largest Tenant Exp Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant SqFt	Underwritten Rent Roll Statement
2nd Largest Tenant Exp Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant SqFt	Underwritten Rent Roll Statement
3rd Largest Tenant Exp Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
4th Largest Tenant Sqft	Underwritten Rent Roll Statement
4th Largest Tenant Exp Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Sqft	Underwritten Rent Roll Statement
5th Largest Tenant Exp Date	Underwritten Rent Roll Statement
Senior Debt Amount	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Senior Debt Holder	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Rate	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Floor	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Maturity	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amort	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan
A-15

Attribute	Source Document
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Administrative Fee Rate	Provided by the Company
Net Loan Rate	Provided by the Company
In-place Senior Debt Service	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
As Stabilized Senior Debt Service	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Loan Agreement/Mezzanine Loan Agreement/Subordinate Debt Loan Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Subordinate Debt Type	Loan Agreement/Mezzanine Loan Agreement/Subordinate Debt Loan Agreement/B Note
Subordinate Debt Type Interest Rate	Loan Agreement/Mezzanine Loan Agreement/Subordinate Debt Loan Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Permitted Future Debt (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Type	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Previous Securitization	Offering Memorandum/Subsequent Transfer Instrument
Pari Passu In Previous	Offering Memorandum/Subsequent Transfer Instrument
Lender	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
A-16

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Annual Debt Service Payment (IO)	Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Loan Rate %
Loan Annual Debt Service Payment (P&I)	Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Loan Rate %
Loan Annual Debt Service Payment (Cap)	Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Loan Rate Cap
Collateral Interest Annual Debt Service Payment (IO)	Product of i) Collateral Interest Cut-off Date Balance divided by Loan Cut-off Date Balance ($), and ii) Loan Annual Debt Service Payment (IO)
Collateral Interest Annual Debt Service Payment (P&I)	Product of i) Collateral Interest Cut-off Date Balance divided by Loan Cut-off Date Balance ($), and ii) Loan Annual Debt Service Payment (P&I)
Collateral Interest Annual Debt Service Payment (Cap)	Product of i) Collateral Interest Cut-off Date Balance divided by Loan Cut-off Date Balance ($), and ii) Loan Annual Debt Service Payment (Cap)
Origination Date Future Funding Commitment ($)	Commitment Original Balance ($) minus Initial Funded Amount ($)
Cut-off Date Future Funding Remaining Balance ($)	Loan Current Commitment Balance minus Loan Cut- off Date Balance ($)
Loan % of Total Cut-off Date Balance	Loan Cut-off Date Balance ($) divided by the aggregate Loan Cut-off Date Balance ($) of all loans related to the Collateral Interests
Loan Balloon Payment ($)	Set to equal Loan Current Commitment Balance
Collateral Interest % of Total Cut-off Date Balance	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests
Collateral Interest Balloon Balance ($)	Product of i) Loan Balloon Payment ($) divided by Loan Current Commitment Balance, and ii) Loan Balloon Payment ($)
Pari Passu	Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($)
Loan Cut-off Date Balance / Unit ($)	Loan Cut-off Date Balance divided by No of Units
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Committed Loan Cut-off Date Balance / Unit ($)	Loan Current Commitment Balance divided by No of Units
Loan Balloon Payment / Unit ($)	Loan Balloon Payment ($) divided by No of Units
Collateral Interest Cut-off Date Balance / Unit	Set to equal Loan Cut-off Date Balance / Unit ($)
Committed Collateral Interest Cut-off Date Balance / Unit	Set to equal Committed Loan Cut-off Date Balance / Unit ($)
Collateral Interest Balloon / Unit	Set to equal Loan Balloon Payment / Unit ($)
Initial Loan Term (Original)	Number of payments between the Initial Maturity Date and Cut-off Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between the First Payment Date and Cut-off Date
First Extension Fee ($)	First Extension Fee % multiplied by Loan Current Commitment Balance
First Extension Floor	Set to equal Loan Rate Floor if applicable
Second Extension Fee ($)	Second Extension Fee % multiplied by Loan Current Commitment Balance
Second Extension Floor	Set to equal Loan Rate Floor if applicable
Third Extension Fee ($)	Third Extension Fee % multiplied by Loan Current Commitment Balance
Third Extension Floor	Set to equal Loan Rate Floor if applicable
Fourth Extension Fee ($)	Fourth Extension Fee % multiplied by Loan Current Commitment Balance
Fourth Extension Floor	Set to equal Loan Rate Floor if applicable
Fifth Extension Fee ($)	Fifth Extension Fee % multiplied by Loan Current Commitment Balance
Fifth Extension Floor	Set to equal Loan Rate Floor if applicable
B-2

ATTACHMENT B

Attribute	Calculation Methodology
Exit Fee ($)	Exit Fee % multiplied by Loan Current Commitment Balance
Fully Extended Loan Term (Original)	Number of payments between the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Loan Rate Floor	Fully Funded Mortgage Loan Margin % plus the greater of i) LIBOR Floor % and ii) Assumed LIBOR
Loan Rate Cap	Fully Funded Loan Margin % plus LIBOR Cap Strike Price % if applicable
Collateral Interest Rate Floor	Set to equal Loan Rate Floor
Collateral Interest Rate Cap	Set to equal Loan Rate Cap
Fully Funded Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective rounding factor subject to (i) Loan Rate Floor and (ii) Loan Rate Cap
Fully Funded Collateral Interest Rate %	Set to equal Fully Funded Loan Rate %
Origination Date LTV Ratio	Initial Funded Amount ($) divided by Origination Date Appraised Value
Loan Cut-off Date (As-Is) LTV Ratio	Loan Cut-off Date Balance divided by As-Is Appraised Value
Collateral Interest Cut-off Date (As-Is) LTV Ratio	Set to equal Loan Cut-off Date (As-Is) LTV Ratio
Committed Loan (Stabilized) LTV Ratio	Loan Current Commitment Balance divided by Stabilized Appraised Value
Committed Collateral Interest (Stabilized) LTV Ratio	Set to equal Committed Loan (Stabilized) LTV Ratio
Loan Maturity Date Stabilized LTV Ratio	Loan Balloon Payment ($) divided by Stabilized Appraised Value
Collateral Interest Maturity Date Stabilized LTV Ratio	Set to equal Loan Maturity Date Stabilized LTV Ratio
B-3

ATTACHMENT B

Attribute	Calculation Methodology
Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Loan Annual Debt Service Payment (P&I)
Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Loan Annual Debt Service Payment (P&I)
Cut-off Date Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Loan Cut-off Date Balance ($)
Cut-off Date Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Loan Cut-off Date Balance ($)
Collateral Interest Most Recent NOI DSCR	Set to equal Loan Most Recent NOI DSCR
Collateral Interest Most Recent NCF DSCR	Set to equal Loan Most Recent NCF DSCR
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set to equal Collateral Interest Cut-off Date Loan Most Recent NOI Debt Yield
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set to equal Collateral Interest Cut-off Date Loan Most Recent NCF Debt Yield
Loan Underwritten NOI DSCR	Underwritten NOI divided by Loan Annual Debt Service Payment (P&I)
Loan Underwritten NCF DSCR	Underwritten NCF divided by Loan Annual Debt Service Payment (P&I)
Cut-off Date Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Loan Cut-off Date Balance ($)
Cut-off Date Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Loan Cut-off Date Balance ($)
Collateral Interest Underwritten NOI DSCR	Set to equal Loan Underwritten NOI DSCR
Collateral Interest Underwritten NCF DSCR	Set to equal Loan Underwritten NCF DSCR
Cut-off Date Collateral Interest Underwritten NOI Debt Yield	Set to equal Cut-off Date Loan Underwritten NOI Debt Yield
Cut-off Date Collateral Interest Underwritten NCF Debt Yield	Set to equal Cut-off Date Loan Underwritten NCF Debt Yield
B-4

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Loan Balloon Payment ($)
Fully Funded Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Loan Balloon Payment ($)
Fully Funded Collateral Interest Underwritten Stabilized NOI DSCR	Set to equal Fully Funded Loan Underwritten Stabilized NOI DSCR
Fully Funded Collateral Interest Underwritten Stabilized NCF DSCR	Set to equal Fully Funded Loan Underwritten Stabilized NCF DSCR
Fully Funded Collateral Interest Underwritten Stabilized NOI Debt Yield	Set to equal Fully Funded Loan Underwritten Stabilized NOI Debt Yield
Fully Funded Collateral Interest Underwritten Stabilized NCF Debt Yield	Set to equal Fully Funded Loan Underwritten Stabilized NCF Debt Yield
Fully Funded Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Loan Balloon Payment ($)
Fully Funded Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Loan Balloon Payment ($)
Fully Funded Collateral Interest Appraisal Stabilized NOI DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NOI DSCR
Fully Funded Collateral Interest Appraisal Stabilized NCF DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NCF DSCR
Fully Funded Collateral Interest Appraisal Stabilized NOI Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NOI Debt Yield
Fully Funded Collateral Interest Appraisal Stabilized NCF Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NCF Debt Yield
B-5

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Total Debt Balance	Loan Cut-off Date Balance plus Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Loan Annual Debt Service Payment (P&I) plus the product of i) Cut-off Date Subordinate Debt/Mezz Loan Bal ($), ii) Subordinate Debt Type Interest Rate, and iii) Interest Accrual Basis
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
B-6

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared Attribute(s) or Recomputed Attribute(s):

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
WD-Hammond - C Note	Loan Annual Debt Service Payment (IO)	Per Promissory Note
WD-Jacksonville - C Note	Loan Annual Debt Service Payment (IO)	Per Promissory Note
Poydras	Loan Annual Debt Service Payment (P&I)	Per Loan Agreement
WD-Hammond - B Note	Loan Annual Debt Service Payment (P&I)	Per Promissory Note
WD-Jacksonville - B Note	Loan Annual Debt Service Payment (P&I)	Per Promissory Note
Poydras	Loan Balloon Payment ($)

Recompute using the Loan Current Commitment Balance, Interest Calculation (30/360 / Act/360), Cut- off Date Seasoning, First Payment Date, Initial Maturity Date, Fully Funded Loan Rate % and Monthly Debt Service Payment per Loan Agreement. Assume that all scheduled payments of principal and/or interest on the Collateral Asset is made and that there are no prepayments or other unscheduled collections. Recompute the Loan Balloon Payment ($) as the aggregate principal amount that is scheduled to be paid on the “Initial Maturity Date,” including the principal component that is included in the Monthly Debt Service Payment that is due on the “Initial

Maturity Date.”

WD-Hammond - B Note	Loan Balloon Payment ($)	Per amortization schedule in the Promissory Note
C-1

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
WD-Hammond - C Note	Loan Balloon Payment ($)	Per amortization schedule in the Promissory Note
WD-Jacksonville - B2 Note	Loan Balloon Payment ($)	Per amortization schedule in the Promissory Note
WD-Jacksonville - C Note	Loan Balloon Payment ($)	Per amortization schedule in the Promissory Note
Poydras	Fully Funded Loan Rate %	Per Loan Agreement
WD-Hammond - B Note	Fully Funded Loan Rate %	Per Promissory Note
WD-Hammond - C Note	Fully Funded Loan Rate %	Per Promissory Note
Life Time Coral Gables, Uptown 500, Anthem Row, Trademark, Park Fifth	Loan Underwritten NOI DSCR	Set to 1.00x
Life Time Coral Gables, Uptown 500, Anthem Row, Trademark, Park Fifth	Loan Underwritten NCF DSCR	Set to 1.00x
Poydras, WD-Hammond	Fully Funded Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Loan Annual Debt Service Payment (P&I)
Poydras, WD-Hammond	Fully Funded Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Loan Annual Debt Service Payment (P&I)
Poydras, WD-Hammond	Fully Funded Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Loan Annual Debt Service Payment (P&I)
Poydras, WD-Hammond	Fully Funded Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Loan Annual Debt Service Payment (P&I)
Life Time Coral Gables,1213 Walnut, Uptown 500, Anthem Row, Trademark, 700 Louisiana and 600 Prairie Street, Park Fifth	Cut-off Date Total Debt UW NCF DSCR	Set to 1.00x
WD-Jacksonville	Loan Cut-off Date Balance / Unit ($)	Taking into account the pari passu note outside trust, Loan Cut-off Date Balance divided by No of Units
WD-Jacksonville	Committed Loan Cut-off Date Balance / Unit ($)	Loan Current Commitment Balance divided by No of Units
C-2

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
WD-Jacksonville	Loan Balloon Payment / Unit ($)	Taking into account the pari passu note outside trust, Loan Balloon Payment ($) divided by No of Units
WD-Jacksonville	Origination Date LTV Ratio	Taking into account the pari passu note outside trust, Initial Funded Amount ($) divided by Origination Date Appraised Value
WD-Jacksonville	Loan Cut-off Date (As-Is) LTV Ratio	Taking into account the pari passu note outside trust, Loan Cut-off Date Balance divided by As-Is Appraised Value
WD-Jacksonville	Committed Loan (Stabilized) LTV Ratio	Taking into account the pari passu note outside trust, Loan Current Commitment Balance divided by Stabilized Appraised Value
WD-Jacksonville	Loan Maturity Date Stabilized LTV Ratio	Taking into account the pari passu note outside trust, Loan Balloon Payment ($) divided by Stabilized Appraised Value
WD-Jacksonville	Loan Most Recent NOI DSCR	Taking into account the pari passu note outside trust, Most Recent Actual NOI divided by Loan Annual Debt Service Payment (P&I)
WD-Jacksonville	Loan Most Recent NCF DSCR	Taking into account the pari passu note outside trust, Most Recent Actual NCF divided by Loan Annual Debt Service Payment (P&I)
WD-Jacksonville	Cut-off Date Loan Most Recent NOI Debt Yield	Taking into account the pari passu note outside trust, Most Recent Actual NOI divided by Loan Cut-off Date Balance ($)
WD-Jacksonville	Cut-off Date Loan Most Recent NCF Debt Yield	Taking into account the pari passu note outside trust, Most Recent Actual NCF divided by Loan Cut-off Date Balance ($)
WD-Jacksonville	Loan Underwritten NOI DSCR	Taking into account the pari passu note outside trust, Underwritten NOI divided by Loan Annual Debt Service Payment (P&I)
C-3

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
WD-Jacksonville	Loan Underwritten NCF DSCR	Taking into account the pari passu note outside trust, Underwritten NCF divided by Loan Annual Debt Service Payment (P&I)
WD-Jacksonville	Cut-off Date Loan Underwritten NOI Debt Yield	Taking into account the pari passu note outside trust, Underwritten NOI divided by Loan Cut-off Date Balance ($)
WD-Jacksonville	Cut-off Date Loan Underwritten NCF Debt Yield	Taking into account the pari passu note outside trust, Underwritten NCF divided by Loan Cut-off Date Balance ($)
WD-Jacksonville	Fully Funded Loan Underwritten Stabilized NOI DSCR	Taking into account the pari passu note outside trust, Underwritten Stabilized NOI divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
WD-Jacksonville	Fully Funded Loan Underwritten Stabilized NCF DSCR	Taking into account the pari passu note outside trust, Underwritten Stabilized NCF divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
WD-Jacksonville	Fully Funded Loan Underwritten Stabilized NOI Debt Yield	Taking into account the pari passu note outside trust, Underwritten Stabilized NOI divided by Loan Balloon Payment ($)
WD-Jacksonville	Fully Funded Loan Underwritten Stabilized NCF Debt Yield	Taking into account the pari passu note outside trust, Underwritten Stabilized NCF divided by Loan Balloon Payment ($)
WD-Jacksonville	Fully Funded Loan Appraisal Stabilized NOI DSCR	Taking into account the pari passu note outside trust, Appraisal Stabilized NOI divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
C-4

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
WD-Jacksonville	Fully Funded Loan Appraisal Stabilized NCF DSCR	Taking into account the pari passu note outside trust, Appraisal Stabilized NCF divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
WD-Jacksonville	Fully Funded Loan Appraisal Stabilized NOI Debt Yield	Taking into account the pari passu note outside trust, Appraisal Stabilized NOI divided by Loan Balloon Payment ($)
WD-Jacksonville	Fully Funded Loan Appraisal Stabilized NCF Debt Yield	Taking into account the pari passu note outside trust, Appraisal Stabilized NCF divided by Loan Balloon Payment ($)
WD-Jacksonville	Cut-off Date Total Debt UW NCF DSCR	Taking into account the pari passu note outside trust, Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
700 Louisiana and 600 Prairie Street	Extension Options Description	Provided by Company
700 Louisiana and 600 Prairie Street	First Extension Period (Months)	Provided by Company
700 Louisiana and 600 Prairie Street	Second Extension Period (Months)	Provided by Company
WD-Jacksonville - B2 Note	Pari Passu	Provided by Company

C-5